UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08637
                                    ---------------

                 The Pacific Corporate Group Private Equity Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California                     92037
-------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (858) 456-6000
                                                     --------------------
Date of fiscal year end:   3/31/04
                           -----------
Date of reporting period:  3/31/04
                           -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.. 3507.

ITEM 1.  Reports to Stockholders.














THE PACIFIC CORPORATE GROUP
PRIVATE EQUITY FUND

Consolidated Financial Statements and
Independent Auditors' Report

For the Year Ended March 31, 2004

INDEPENDENT AUDITORS' REPORT

To the Trustees and  Shareholders of
The Pacific  Corporate Group Private Equity Fund:

We have audited the accompanying consolidated balance sheet of The Pacific Corporate Group Private Equity Fund (the "Trust"), including the consolidated schedule of portfolio investments, as of March 31, 2004, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in shareholders' equity for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and investments owned as of March 31, 2004, by correspondence with the custodian and general partners of such investments. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the consolidated financial position of The Pacific Corporate Group Private Equity Fund as of March 31, 2004, and the results of its operations, its cash flows, the changes in shareholders' equity and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the consolidated financial statements include securities valued at $64,099,807 as of March 31, 2004 representing 82% of shareholders' equity, whose values have been estimated by the Adviser Trustee in the absence of readily ascertainable market values. We have reviewed the procedures used by the Adviser Trustee in arriving at its estimate of value of such investments and have inspected the underlying documentation, and in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


Deloitte & Touche LLP
Parsippany, New Jersey
May 26, 2004

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED BALANCE SHEET
March 31, 2004


Assets

Portfolio investments at fair value (cost $76,802,880)                                                  $     64,099,807
Cash                                                                                                          13,629,481
Accrued interest receivable                                                                                       31,484
Distribution receivable                                                                                          412,282
Prepaid expenses and other assets                                                                                 67,142
Deferred compensation plan assets, at market value                                                               114,374
                                                                                                        ----------------

Total Assets                                                                                            $     78,354,570
                                                                                                        ================


Liabilities and Shareholders' Equity

Liabilities:
Accounts payable and accrued expenses                                                                   $         58,477
Distribution payable to Adviser Trustee                                                                           42,500
Deferred compensation plan assets - due to Independent Trustees                                                  114,374
                                                                                                        ----------------
   Total liabilities                                                                                             215,351
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
Adviser Trustee (500 shares)                                                                                     359,560
Beneficial Shareholders (108,159.8075 shares)                                                                 77,779,659
                                                                                                        ----------------
   Total shareholders' equity                                                                                 78,139,219
                                                                                                        ----------------

Total Liabilities and Shareholders' Equity                                                              $     78,354,570
                                                                                                        ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended March 31, 2004


Investment Income and Expenses

Interest from short-term investments                                                                     $       257,005
Interest from Direct Investments                                                                                  37,402
Interest from accretion of discount on debt securities                                                             4,010
                                                                                                         ---------------
   Total income                                                                                                  298,417
                                                                                                         ---------------

Expenses:
Management fee                                                                                                 1,259,556
Professional fees                                                                                                367,861
Independent Trustee fees                                                                                          52,557
Custody fees                                                                                                      31,564
Insurance expense                                                                                                 78,025
Other expenses                                                                                                    36,334
                                                                                                         ---------------
   Total expenses                                                                                              1,825,897
                                                                                                         ---------------

   Net investment loss                                                                                        (1,527,480)
                                                                                                         ---------------

Net Change in Net Assets from Portfolio Investments

Change in net unrealized depreciation of Direct Investments                                                    4,442,480
Realized loss from Direct Investments                                                                        (10,639,213)
                                                                                                         ---------------
   Net change in net assets from Direct Investments                                                           (6,196,733)
                                                                                                         ---------------

Change in unrealized appreciation of Distributed Investments                                                     (15,239)
Realized gain from Distributed Investments                                                                        12,521
                                                                                                         ---------------
   Net change in net assets from Distributed Investments                                                          (2,718)
                                                                                                         ---------------

Change in net unrealized depreciation of Indirect Investments                                                  6,062,500
Expenses paid in connection with Indirect Investments                                                            (26,861)
Realized gains and income distributions received from Indirect Investments                                     6,628,751
Realized loss from write-off of Indirect Investments                                                          (3,502,620)
                                                                                                         ---------------
   Net change in net assets from Indirect Investments                                                          9,161,770
                                                                                                         ---------------

Net Increase in Net Assets from Operations                                                               $     1,434,839
                                                                                                         ===============



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
For the Years Ended March 31, 2003 and 2004


                                                                Adviser              Beneficial
                                                                Trustee             Shareholders                Total

Balance as of April 1, 2002                                 $       486,098       $     105,152,476      $     105,638,574

Cash distribution                                                   (20,500)             (4,434,552)            (4,455,052)

Net decrease in net assets from operations                          (70,141)            (15,172,917)           (15,243,058)
                                                            ---------------       -----------------      -----------------

Balance as of March 31, 2003                                        395,457              85,545,007             85,940,464

Cash distribution                                                   (42,500)             (9,193,584)            (9,236,084)

Net increase in net assets from operations                            6,603               1,428,236              1,434,839
                                                            ---------------       -----------------      -----------------

Balance as of March 31, 2004                                $       359,560       $      77,779,659(A)   $      78,139,219
                                                            ===============       =================      =================

(A) The net asset value per share of beneficial interest was $719.12 as of March 31, 2004. Additionally, from Commencement of Operations through March
     31, 2004, the Trust had made cash distributions to Beneficial Shareholders totaling $245.00 per share of beneficial interest.



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Year Ended March 31, 2004

Cash Flows From Operating Activities

Net increase in net assets from operations                                                               $      1,434,839

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Capital contributed to Indirect Investments                                                                    (4,520,295)
Return of capital distributions received from Indirect Investments                                              4,681,275
Change in net unrealized depreciation of Indirect Investments                                                  (6,062,500)
Realized loss from write-off of Indirect Investments                                                            3,502,620
Capital contributed to Direct Investment                                                                         (166,064)
Proceeds from sale of Direct Investment                                                                         1,051,705
Change in net unrealized depreciation of Direct Investments                                                    (4,442,480)
Realized loss from write-off of Direct Investment                                                               8,690,918
Realized loss from sale of Direct Investment                                                                    1,948,295
Interest income from Direct Investment capitalized                                                                (33,005)
Proceeds from the sale of Distributed Investments                                                                  23,706
Realized gain from Distributed Investments                                                                        (12,521)
Change in unrealized appreciation of Distributed Investments                                                       15,239
Accretion of discount on debt securities                                                                           (4,010)
Increase in accrued interest receivable                                                                            (2,634)
Increase in distribution receivable                                                                              (412,282)
Increase in prepaid expenses                                                                                       (2,389)
Increase in other assets                                                                                          (25,627)
Decrease in accounts payable and accrued expenses                                                                 (37,650)
Increase in due to Independent Trustees                                                                            25,627
                                                                                                         ----------------
Net cash provided by operating activities                                                                       5,652,767
                                                                                                         ----------------

Cash Flows From Financing Activities

Cash distribution paid to shareholders                                                                         (9,236,084)
                                                                                                         ----------------

Decrease in cash                                                                                               (3,583,317)
Cash at beginning of period                                                                                    17,212,798
                                                                                                         ----------------

Cash at End of Period                                                                                    $     13,629,481
                                                                                                         ================


Supplemental disclosure of non-cash operating activities:

Value of in-kind distribution received from Indirect Investments                                         $         26,464
                                                                                                         ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
As of March 31, 2004

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Direct Investments:

ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
10,000 shares of redeemable exchangeable
   cumulative preferred stock                                          $    1,000,000   $     1,000,000
1,000 shares of common stock (A)                                            1,000,000         1,000,000
                                                                       --------------   ---------------
                                                                            2,000,000         2,000,000         2.56%
                                                                       --------------   ---------------
HCS Holdings, Inc.
Beaumont, TX
Home healthcare supplies
33,750 shares of Series A redeemable preferred stock                        3,375,000         4,944,115
37,500 shares of Class A common stock                                         375,000           473,645
                                                                       --------------   ---------------
                                                                            3,750,000         5,417,760         6.93%
                                                                       --------------   ---------------
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock                                4,000,000                 0
Warrant to purchase 71,222 shares of Class A voting
   common stock at $.05 per share, expiring 1/14/10                                 0                 0
185,000 shares of Series H preferred stock                                    185,000           555,000
Warrant to purchase 637,788 shares of Class A voting
   common stock at $.0005 per share, expiring 7/03/12                               0                 0
                                                                       --------------   ---------------
                                                                            4,185,000           555,000         0.71%
                                                                       --------------   ---------------
VS&A HW Holding, LLC
Washington, D.C
Holding company for investment in Hanley-Wood, LLC, a
business to business company providing publishing trade
show and related media for residential building industry
1.779% membership interest in VS&A HW Holding LLC                           3,000,000         3,750,000         4.80%

Hanley-Wood Holdings, LLC
Washington, D.C.
A business to business company providing publishing trade
show and related media for the residential building industry
$332,128 face value 13.25% Senior Note due 1/31/11 (B)                        289,360           289,360
$33,005 13.25% PIK Senior Note due 1/31/11                                     33,005            33,005
Warrant to purchase .03653% of Hanley-Wood
   Holdings, LLC at $.0003653, expiring 1/31/13                                47,128            47,128
                                                                       --------------   ---------------
                                                                              369,493           369,493         0.47%
                                                                       --------------   ---------------      --------

Total Direct Investments                                                   13,304,493        12,092,253        15.47%
                                                                       --------------   ---------------      --------

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS, continued
As of March 31, 2004

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Indirect Investments:

Alta California Partners II, L.P.                                      $    3,901,444   $     2,298,186         2.94%
$4,000,000 original capital commitment
1.783% limited partnership interest

American Securities Partners II, L.P.                                       2,921,121         2,689,496         3.44%
$5,000,000 original capital commitment
1.429% limited partnership interest

Apollo Investment Fund IV, L.P.                                             3,585,953         4,876,123         6.24%
$5,000,000 original capital commitment
..139% limited partnership interest

Atlas Venture Fund IV, L.P. (C)                                               931,164           273,730         0.35%
$1,540,000 original capital commitment
..381% limited partnership interest

Aurora Equity Partners II L.P.                                              5,276,854         6,018,961         7.70%
$5,000,000 original capital commitment
..663% limited partnership interest

Bedrock Capital Partners I, L.P. (D)                                        2,811,364         1,282,239         1.64%
$5,000,000 original capital commitment
4.189% limited partnership interest

CVC European Equity Partners II L.P.                                        4,089,749         5,616,505         7.19%
$7,500,000 original capital commitment
..397% limited partnership interest

Fenway Partners Capital Fund II, L.P.                                       3,532,991         2,422,093         3.10%
$5,000,000 original capital commitment
..550% limited partnership interest

First Reserve Fund VIII, L.P.                                               3,537,697         3,300,000         4.22%
$5,000,000 original capital commitment
..616% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                              4,399,764         2,040,090         2.61%
$5,000,000 original capital commitment
..124% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P. (E)                      1,843,607         1,054,629         1.35%
$2,500,000 original capital commitment
..260% limited partnership interest


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS, continued
As of March 31, 2004

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Parthenon Investors, L.P.                                              $    3,128,394   $     2,513,044         3.22%
$3,500,000 original capital commitment
..990% limited partnership interest

Providence Equity Partners III, L.P.                                        1,859,670           767,851         0.98%
Providence Equity Offshore Partners III, L.P.                                 245,634            24,770         0.03%
                                                                       --------------   ---------------      --------
$3,500,000 original capital commitment                                      2,105,304           792,621         1.01%
                                                                       --------------   ---------------      --------
..372% limited partnership interest

Sentinel Capital Partners II, L.P.                                          3,692,842         3,137,911         4.02%
$5,000,000 original capital commitment
3.973% limited partnership interest

Sprout Capital VIII, L.P. (F) (G)                                           3,279,080         1,288,532         1.65%
$5,000,000 original capital commitment
..667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                          7,892,208         6,499,016         8.33%
$10,000,000 original capital commitment
..342% limited partnership interest

Washington & Congress Capital Partners, L.P.
(f/k/a Triumph Partners III, L.P.)                                          4,169,883         3,587,973         4.59%
$5,000,000 original capital commitment
..831% limited partnership interest

VS&A Communications Partners III, L.P.                                      2,398,968         2,316,405         2.96%
$3,000,000 original capital commitment
..310% limited partnership interest                                                                           _______
                                                                       --------------   ---------------

Total Indirect Investments                                                 63,498,387        52,007,554        66.56%
                                                                       --------------   ---------------      --------

Total Portfolio Investments (H) (I) (J)                                $   76,802,880   $    64,099,807        82.03%
                                                                       ==============   ===============      ========

(A) In October 2003, ADCO Global, Inc. completed a 1-for-100 reverse split of its common stock. As a result the Trust owns 1,000 common shares of ADCO.

(B) The cost of debt securities is adjusted for amortization of discount on such securities.

(C) On June 30, 2003, the Trust wrote-off 25% of its investment in Atlas Venture Fund IV, L.P. realizing a loss of $291,330.

(D) On December 31, 2003, the Trust wrote-off a portion of its investment in Bedrock Capital Partners, L.P. realizing a loss of $1,500,000.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS, continued
As of March 31, 2004

(E) On June 30, 2003, the Trust wrote-off 25% of its investment Hicks, Muse, Tate & Furst Latin America Fund, L.P. realizing a loss of $614,535.

(F) On September 30, 2003, the Trust wrote-off 25% of its investment in Sprout Capital VIII, L.P., realizing a loss of $1,096,755.

(G) In December 2003, the Trust received an in-kind distribution from Sprout Capital VIII, L.P. of 6,734 common shares of Nuvelo, Inc., valued at $26,424 as of the distribution date, with a cost of $11,185. The Trust sold such shares for $23,706, realizing a gain of $12,521.

(H) On March 31, 2004, the Trust wrote-off 100% of its investment in IRMC Holdings, Inc. realizing a loss of $4,940,918.

(I) During the year ended March 31, 2004, the Trust wrote-off its investment in VS&A-DTN, LLC, realizing a loss of $3,750,000.

(J) In November 2003, Zhone Technologies, Inc. completed its merger with Tellium, Inc. As a result of the merger, each outstanding share of Zhone common stock was converted into .47 shares of the combined company. The Trust received 176,250 shares of Zhone Technologies, Inc. common stock for its 375,000 shares of Series AA preferred stock. In February 2004, the Trust sold these shares for proceeds of $1,051,705, realizing a loss of $1,948,295.




The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS
For the Five Years Ended March 31, 2004


THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating
   Performance:                                2004                2003              2002             2001               2000
   ------------                         ----------------     --------------     ---------------  -------------     ---------------

Net asset value, beginning of
    period                              $       790.91     $       972.20   $       1,197.53    $     1,136.92    $         985.21
                                        --------------     --------------   ----------------    --------------    ----------------

Net capital contributions                         0.00               0.00               0.00              0.00                0.00
                                        --------------     --------------   ----------------    --------------    ----------------

Net investment (loss) income                    (14.05)            (15.12)            (11.27)             0.79               13.55
Net change in net assets from
    Portfolio Investments                        27.26            (125.17)           (114.06)            78.82              138.16
                                        --------------     --------------   ----------------    --------------    ----------------
Net increase (decrease) in net
    assets resulting from operations             13.21            (140.29)           (125.33)            79.61              151.71
                                        --------------     --------------   ----------------    --------------    ----------------

Cash distributions                              (85.00)            (41.00)           (100.00)           (19.00)               0.00
                                        --------------     --------------   ----------------    --------------    ----------------

Net asset value, end of period          $       719.12     $       790.91   $         972.20    $     1,197.53    $       1,136.92
                                        ==============     ==============   ================    ==============    ================

Total investment return                         1.67%           (14.43%)            (10.47%)            7.06%              15.40%
                                        =============      ============     ===============     =============     ===============


Ratios to Average Net Assets:

Investment expenses                             2.26%             2.09%               1.63%             1.38%               1.56%
                                        =============      ============     ===============     =============     ===============

Net investment (loss) income                   (1.89%)           (1.70%)             (1.05%)            0.07%               1.31%
                                        =============      ============     ===============     =============     ===============


Supplemental Data:

Net assets, end of period               $   78,139,219    $    85,940,464   $     105,638,574  $   130,610,831    $   123,537,198
                                        ==============    ===============   =================  ===============    ===============

Portfolio turnover                              1.68%             0.13%               0.09%            16.59%             0.52%
                                        =============     =============     ===============     =============     =============



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.       Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

Pacific Corporate Group LLC, the Adviser Trustee of the Trust (the "Adviser Trustee") manages the investment policies and operations of the Trust. The Adviser Trustee and four individuals (the "Individual Trustees"), three of whom are non-interested persons as defined in the Investment Company Act of 1940 (the "Independent Trustees"), are responsible for the overall supervision of the Trust. The Adviser Trustee together with the Individual Trustees are referred to herein as the "Trustees."

The objective of the Trust is to achieve rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through selected private market equity and equity-related investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments"). The Trust makes certain Indirect and Direct Investments through PEF Indirect, LLC and PEF Direct, Inc., wholly owned subsidiaries of the Trust. The Trust's financial statements are consolidated to include the financial statements of PEF Indirect, LLC and PEF Direct, Inc.

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market.

Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees. In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partners of such investments. The valuations provided by the general partners of such investments are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee to determine whether they reflect the fair value and may be adjusted at the discretion of the Adviser Trustee. In deriving the fair value of each Indirect Investment, the Adviser Trustee also considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, continued

The fair value of the Trust's Direct Investments and securities received from Indirect Investments ("Distributed Investments") are determined as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price on the valuation date,
(ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities, the company's earnings, sales and book value and the amount that the Trust might reasonably expect to receive upon the current sale of such privately-held securities.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Currency Risk - Although the majority of the Trust's investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than U.S. Dollars, its reporting currency. Consequently, the Trust is exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust's assets which are denominated in currencies other than the U.S. dollar.

Income Taxes - The Trust is treated as a partnership for income tax purposes as such, no provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

Professional Fees - Professional fees include legal, audit, tax and accounting and administration fees.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, continued

3.       Shareholders' Equity

In connection with the issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the shares.

4.       Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments" (as described below), and 15% from Direct Investments in "pari passu co-investments", provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

5.       Related Party Transactions

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

Through June 30, 2003, each Independent Trustee received a $10,000 annual fee, payable quarterly, $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, as compensation for services rendered as members of the Audit Committee of the Trust, each Independent Trustee received, through June 30, 2003, an additional $2,500 annual fee, payable quarterly, and $250 for each Audit Committee meeting attended. Effective July 1, 2003, the annual fee and meeting fee payable to each Independent Trustee were increased to $12,500 and $625 respectively. Additionally, the annual fee and meeting fee payable to each Independent Trustee for services as Audit Committee members were increased to $3,125 and $300, respectively.

The Trust maintains a deferred compensation plan for the benefit of the Independent Trustees, whereby each Independent Trustee may elect to defer all, a portion or none of their compensation for services rendered to the Trust. Such deferred compensation is invested in managed mutual funds and income earned thereon is credited to the deferred accounts of the Independent Trustees.

Information concerning the Individual Trustees of the Trust is shown in the attached schedule of Supplemental Information - Individual Trustees.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, continued

6.       Investment Commitments

As of March 31, 2004, the Trust had unfunded investment commitments of approximately $8.4 million.

7.       Cash Distribution

On March 25, 2004, the Trust made a cash distribution to shareholders totaling $9,236,084, of which the Beneficial Shareholders received $9,193,584, or $85 per share of beneficial interest in the Trust, and the Adviser Trustee received $42,500. Cumulative distributions made through March 31, 2004 total $26,621,654, of which the Beneficial Shareholders have received $26,499,154, or $245 per share of beneficial interest in the Trust, and the Adviser Trustee has received $122,500.

8.       Recent Accounting Pronouncement

In 2003, the effective date for applying the provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"), as amended by FIN 46R, was temporarily deferred by the FASB for investment companies that are not regulated but that currently account for their investments in accordance with the specialized accounting guidance in the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"). A final determination regarding whether the provisions of FIN 46R should be applied by non-regulated investment companies will be made by the FASB following the issuance of a final Statement of Position by the AICPA on the clarification of the scope of the Guide. The Trust has not determined the effect, if any, that the provisions of FIN 46R will have on its financial statements.

1

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION (Unaudited)

1.       Proxy Voting

The Trust has adopted the proxy voting policies and procedures of the Adviser Trustee as its own. A description of the Adviser Trustee's proxy voting policies and procedures is available without charge, by contacting Mr. Philip Posner, Chief Financial Officer of the Adviser Trustee, at (858) 456-6000 and on the Securities and Exchange Commission's website at http://www.sec.gov (in the Trust's annual report on Form N-CSR for the year ended March 31, 2004).

2.       Individual Trustees

Information  concerning each Individual Trustee of the Trust is shown in the chart below.  Trustee Harry G. Bubb retired in December
2003.

 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
                                                                                          Number of
                                                                                          Portfolios
                                                                                           in Fund
                                                                                           Complex
                                                   Term of                               Overseen by
                                                 Office and                              Director or     Other Directorships
                               Position Held      Length of      Principal Occupation    Nominee for     Held by Director or
    Name, Address and Age        with Fund       Time Served     During Past 5 Years       Director     Nominee for Director
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
    Christopher J. Bower
    1200 Prospect Street,                                          Chief Executive
          Suite 200            President and                     Officer and Founder
     La Jolla, CA 92037          Individual      Indefinite,     of Pacific Corporate
           Age 47                 Trustee        Since 1998           Group LLC               1                 None
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
                                                                Ivadelle and Theodore
                                                                 Johnson Professor of
       Alan C. Shapiro                                           Banking and Finance
    1200 Prospect Street,                                          at the Marshall
          Suite 200                                              School of Business,
     La Jolla, CA 92037         Independent      Indefinite,        University of                         Remington Oil and
           Age 58                 Trustee        Since 1998      Southern California          1           Gas Corp. (NYSE)
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
                                                                                                               Brandes
                                                                                                         International Fund,
                                                                                                           Forward Funds,
                                                                                                           Wilshire Target
                                                                                                           Funds, and as a
                                trustee of RREEF
      DeWitt F. Bowman                                                                                   America REIT, RREEF
    1200 Prospect Street,                                                                               America III REIT and
          Suite 200                                                                                      the Pacific Gas and
     La Jolla, CA 92037         Independent      Indefinite,     Principal of Pension                     Electric Nuclear
           Age 71                 Trustee        Since 1998     Investment Consulting         1         Decommissioning Trust
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
        Ronald Pelosi
    1200 Prospect Street
          Suite 200
     La Jolla, CA 92037         Independent      Indefinite,    President of Trenholm
           Age 69                 Trustee        Since 2003           Associates              1                 None
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------



ITEM 2.  Code of Ethics.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

     (e)  Not applicable.

     (f) A copy of the registrant's code of ethics is attached as an exhibit hereto.

ITEM 3.  Audit Committee Financial Expert.

          The registrant's Board of Trustees has determined that DeWitt F. Bowman, Ronald Pelosi and Alan C. Shapiro, constituting all of the members of the registrant's Audit Committee, are "audit committee financial experts" and "independent," as such terms are defined in this Item. This designation will not increase the designees' duties, obligations or liability as compared to their duties, obligations and liability as members of the Audit Committee and of the Board. The Board believes that each member of the Audit Committee contributes significantly to the effective oversight of the registrant's financial statements and condition.

ITEM 4.  Principal Accountant Fees and Services.

     Audit Fees

     (a) The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $24,450 and $28,100 for the fiscal years ended March 31, 2003 and 2004, respectively.

     Audit-Related Fees

     (b) There were no audit-related fees billed for the fiscal years ended March 31, 2003 and 2004, respectively, for assurance and related services by the principal accountant that reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

          Therewere no audit-related fees billed for the fiscal years ended March 31, 2003 and 2004, respectively, for assurance and related services by the principal accountant to Pacific Corporate Group LLC ("PCG"), the registrant's management company and adviser trustee, or any entity controlling, controlled by or under common control with PCG that provides ongoing services to the registrant, that were reasonably related to the performance of the annual audits of such entities, the engagement of which relate directly to the operations and financial reporting of the registrant.

     Tax Fees

     (c) The aggregate fees billed for professional services rendered by the principal accountant for tax, compliance, tax advice and tax planning were $46,750 and $44,100 for the fiscal years ended March 31, 2003 and 2004, respectively. Services rendered include preparation of the registrant's 2003 and 2004 tax returns and tax advice throughout the years.

          There were no fees billed for the fiscal years ended March 31, 2003 and 2004, respectively, for professional services rendered by the principal accountant to PCG, or any entity controlling, controlled by or under common control with PCG that provides ongoing services to the registrant, for tax, compliance, tax advice and tax planning, the engagement of which relate directly to the operations and financial reporting of the registrant.

     All Other Fees

     (d) The aggregate fees billed for professional services rendered by the principal accountant, other than the services reported in paragraphs
          (a) through (c) of this Item, were $13,540 and $5,725 for the fiscal years ended March 31, 2003 and 2004, respectively. Services rendered included review of the registrant's valuation policy, development of a disaster contingency plan and evaluation of compliance with certain provisions of the Investment Advisers Act of 1940.

          There were no other fees billed for the fiscal years ended March 31, 2003 and 2004, respectively, for services rendered by the principal accountant to PCG, or any entity controlling, controlled by or under common control with PCG that provides ongoing services to the registrant, the engagement of which relate directly to the operations and financial reporting of the registrant.

     (e) (1) The Audit Committee Charter of the registrant requires the Audit Committee to pre-approve all audit services and permissible non-auditing services, including tax services, to be provided to the registrant and/or PCG, the Fund's management company and adviser trustee, by the registrant's principal accountant in accordance with the Securities Exchange Act of 1934. The Audit Committee Charter also provides that the Audit Committee may delegate to one or more of its designated members the authority to grant such pre-approvals. The decisions of any member or members of the Audit Committee to whom such authority has been given shall be reported to the full Audit Committee at each of its scheduled meetings.

     (e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows: (b) Not applicable.

     (c)  100%

     (d)  100%

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's principal accountant for services rendered to the registrant, and rendered to PCG, the registrant's management company and adviser trustee (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with PCG, that provides ongoing services to the registrant was $100,290 and $93,825 for the fiscal years ended 2003 and 2004, respectively.

     (h) The registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to PCG (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with PCG that provides ongoing services to the registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  Audit Committee of Listed Registrants.

          Not applicable.

ITEM 6.  Schedule of Investments.

          Not yet applicable.

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

The registrant has adopted the proxy voting policies and procedures of PCG as its own. PCG's proxy voting policies and procedures are set forth below.

                           Pacific Corporate Group LLC

                      Proxy Voting Policies and Procedures


TYPES OF ACCOUNTS TO WHICH PCG VOTES PROXIES

Pacific Corporate Group LLC ("PCG") votes proxies as follows: (i) for each client that has specifically authorized us to vote them in the investment management contract or otherwise; (ii) for each fund for which we act as adviser with the power to vote proxies; and (iii) for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees.

GENERAL GUIDELINES

In voting proxies, PCG is guided by general fiduciary principles. PCG's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. PCG attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

HOW PCG VOTES

Generally, PCG divides proxies into routine matters and non-recurring or extraordinary matters. It is PCG's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters. For non-recurring extraordinary matters, PCG votes on a case-by-case basis, generally following the suggestions for such matters detailed below. If there is a non-recurring extraordinary matter for which there is no suggestion detailed below, PCG votes on a case-by-case basis in accordance with the General Guidelines set forth above in Section II. PCG divides issues into eleven categories listed below in Section V. In the event the shares that are the subject of a proxy vote are subject to a voting (or similar) agreement, such agreement shall supercede these policies and PCG shall vote the relevant shares in accordance with such agreement.

CONFLICTS OF INTEREST

In furtherance of PCG's goal to vote proxies in the best interests of clients, PCG follows procedures designed to identify and address material conflicts that may arise between PCG's interests and those of its clients before voting proxies on behalf of such clients.

Procedures for Identifying Conflicts of Interest.

PCG relies on the following to seek to identify conflicts of interest with respect to proxy voting:

PCG employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of PCG with respect to voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of PCG's business, and (ii) to bring conflicts of interest of which they become aware to the attention of PCG's Compliance Officer.

As noted in Section IV.(2) below, PCG is deemed to have a material conflict of interest in voting proxies relating to issuers that are clients of PCG and that have historically accounted for or are projected to account for greater than 1% of PCG's annual revenues.

PCG shall not vote proxies relating to issuers on such list on behalf of client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in Section IV below.

Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

All  conflicts of interest  identified  pursuant to the  procedures  outlined in
Section IV.(1) above must be brought to the attention of PCG's Compliance Officer for resolution.

PCG's Compliance Officer will work with appropriate PCG personnel to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence PCG's decision-making in voting the proxy. A conflict of interest shall be deemed material in the event that the issuer that is the subject of the proxy has a client relationship with PCG of the type described in
Section IV. (1) B. above. All other materiality determinations will be based on an assessment of the particular facts and circumstances. PCG's Compliance Officer shall maintain a written record of all materiality determinations.

If it is determined that a conflict of interest is not material, PCG may vote proxies notwithstanding the existence of the conflict.

If it is determined that a conflict of interest is material, PCG's Compliance Officer will work with appropriate PCG personnel to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

          o disclosing the conflict to clients and obtaining their consent before voting;

          o suggesting to clients that they engage another party to vote the proxy on their behalf;

          o engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

          o    such   other   method   as  is  deemed   appropriate   under  the
               circumstances given the nature of the conflict.

VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account where shares are being voted.

Election of Directors

     Voting on Director Nominees in Uncontested Elections.

          We vote for director nominees.

     Chairman and CEO is the Same Person.

          We vote against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

     Majority of Independent Directors

          We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining whether an independent director is truly independent (e.g., when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: (i) whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; (ii) whether the director has any transactional relationship with the company; (iii) whether the director is a significant customer or supplier of the company; (iv) whether the director is employed by a foundation or university that received grants or endowments from the company or its affiliates; and (v) whether there are interlocking directorships.

          We vote for  shareholder  proposals that request that the board audit,
          compensation   and/or  nominating   committees   include   independent
          directors exclusively.

     Stock Ownership Requirements

          We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

     Term of Office

          We  vote  against  shareholder   proposals  to  limit  the  tenure  of
          independent directors.

     Director and Officer Indemnification and Liability Protection

          Subject  to  subparagraphs  2, 3, and 4 below,  we vote for  proposals
          concerning   director  and  officer   indemnification   and  liability
          protection.

          We vote for proposals to limit, and against proposals to eliminate entirely, director and officer liability for monetary damages for violating the duty of care.

          We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

          We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only the director's legal expenses would be covered.

     Charitable Contributions

          We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

     Mandatory Retirement Ages

          We vote on a case-by-case basis for proposals to set mandatory retirement ages prior to age 80 for directors. We vote for proposals to set a mandatory retirement age of 80 for directors.

Proxy Contests

     Voting for Director Nominees in Contested Elections

          We vote on a case-by-case basis in contested elections of directors.

     Reimburse Proxy Solicitation Expenses

          We vote on a case-by-case basis against proposals to provide full reimbursement for dissidents waging a proxy contest.

Auditors

     Ratifying Auditors

          We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit and audit-related services and such other non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

Proxy Contest Defenses

      Board Structure: Staggered vs. Annual Elections

          We vote against proposals to classify the board, except in the case of registered, closed-end investment companies.

          We vote for proposals to repeal classified boards and to elect all directors annually, except in the case of registered, closed-end investment companies.

     Shareholder Ability to Remove Directors

          We vote against  proposals  that provide that directors may be removed
          only  for  cause,  except  in  the  case  of  registered,   closed-end
          investment companies.

          We vote for proposals to restore shareholder ability to remove directors with or without cause, except in the case of registered, closed-end investment companies.

          We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies, except in the case of registered, closed-end investment companies.

          We vote for proposals that permit shareholders to elect directors to fill board vacancies, except in the case of registered, closed-end investment companies.

     Cumulative Voting

          We vote against proposals to eliminate cumulative voting.

          We vote for proposals to permit cumulative voting if there is an indication of a gap in the company's corporate governance.

     Shareholder Ability to Call Special Meetings

          We vote against proposals to restrict or prohibit shareholder ability to call special meetings, except in the case of registered investment companies.

          We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     Shareholder Ability to Act by Written Consent

          We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

          We vote for proposals to allow or make easier shareholder action by written consent.

     Shareholder Ability to Alter the Size of the Board

          We vote for proposals that seek to fix the size of the board.

          We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Tender Offer Defenses

      Poison Pills

          We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

          We vote on a case-by-case basis for shareholder proposals to redeem a company's poison pill.

          We vote on a case-by-case basis management proposals to ratify a poison pill.

     Fair Price Provisions

          We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

          We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

     Greenmail

          We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

          We vote on a case-by-case basis for anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

     Unequal Voting Rights

          We vote against dual class exchange offers.

          We vote against dual class re-capitalization.

     Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

          We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments, except in the case of registered, closed-end investment companies.

          We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     Supermajority Shareholder Vote Requirement to Approve Mergers

          We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations, except in the case of registered, closed-end investment companies.

          We vote for shareholder  proposals to lower supermajority  shareholder
          vote   requirements  for  mergers  and  other   significant   business
          combinations.

     White Squire Placements

          We vote for shareholder proposals to require approval of blank check preferred stock issues.

Miscellaneous Governance Provisions

     Confidential Voting

          We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election.

          We vote for management proposals to adopt confidential voting.

     Equal Access

          Except for registered, closed-end investment companies, we vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

     Bundled Proposals

          We vote on a case-by-case basis for bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

     Shareholder Advisory Committees

          We vote on a case-by-case basis for proposals to establish a shareholder advisory committee.

Capital Structure

     Common Stock Authorization

          We vote on a case-by-case basis for proposals to increase the number of shares of common stock authorized for issue, except as described below.

          We vote for the approval requesting increases in authorized shares if the company meets certain criteria:

          Company has already issued a certain percentage (i.e., greater than 50%) of the company's allotment.

          The proposed increase is reasonable (i.e., less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.

     Stock Distributions: Splits and Dividends

          We vote on a case-by-case basis for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

     Reverse Stock Splits

          We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

     Blank Check Preferred Stock Authorization

          We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

     Shareholder Proposals Regarding Blank Check Preferred Stock

          We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

     Adjust Par Value of Common Stock

          We vote for management proposals to reduce the par value of common stock.

     Pre-emptive Rights

          We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

               size of the company.

               characteristics  of the size of the holding  (holder  owning more than 1% of the outstanding shares).

               percentage of the rights offering (rule of thumb less than 5%).

          We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

     Debt Restructuring

          We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

     Share Repurchase Programs

          We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Executive and Director Compensation

          In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

     Shareholder Proposals to Limit Executive and Director Pay

          We vote on a case-by-case basis for all shareholder proposals that seek additional disclosure of executive and director pay information.

          We vote on a case-by-case basis for all other shareholder proposals that seek to limit executive and director pay. We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares, i.e., if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares. We also review the annual award as a percentage of fully diluted shares outstanding.

     Golden Parachutes

          We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

          We vote on a case-by-case basis all proposals to ratify or cancel golden parachutes.

     Employee Stock Ownership Plans (ESOPs)

          We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

     401(k) Employee Benefit Plans

          We vote for proposals to implement a 401(k) savings plan for employees.

State/Country of Incorporation

     Voting on State Takeover Statutes

          We vote on a case-by-case basis for proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

     Voting on Re-incorporation Proposals

          We vote on a case-by-case basis for proposals to change a company's state or country of incorporation.

Mergers and Corporate Restructuring

     Mergers and Acquisitions

          We vote on a case-by-case basis for mergers and acquisitions.

     Corporate Restructuring

          We vote on a case-by-case basis for corporate restructuring proposals,
          including  minority  squeeze  outs,   leveraged  buyouts,   spin-offs,
          liquidations, and asset sales.

     Spin-offs

          We vote on a case-by-case basis for spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     Asset Sales

          We vote on a case-by-case basis for asset sales.

     Liquidations

          We vote on a case-by-case basis for liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     Appraisal Rights

          We vote for proposals to restore, or provide shareholders with, rights of appraisal.

     Changing Corporate Name

          We vote on a case-by-case basis for changing the corporate name.

Social and Environmental Issues

          In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

          whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

          the percentage of sales, assets and earnings affected;

          the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

          whether the issues presented should be dealt with through government or company-specific action;

          whether the company has already responded in some appropriate manner to the request embodied in a proposal;

          whether  the   company's   analysis  and  voting   recommendation   to
          shareholders is persuasive;

          what other companies have done in response to the issue;

          whether the proposal itself is well framed and reasonable;

          whether implementation of the proposal would achieve the objectives sought in the proposal; and

          whether the subject of the proposal is best left to the discretion of the board.

          The voting policy guidelines set forth in this Section V may be changed from time to time by PCG in its sole discretion.

RECORD KEEPING AND OVERSIGHT

     PCG shall maintain the following records relating to proxy voting:

          o    a copy of these policies and procedures;

          o    a copy of each proxy form (as voted);

          o a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

          o documentation relating to the identification and resolution of conflicts of interest;

          o any documents created by PCG that were material to a proxy voting decision or that memorialized the basis for that decision; and

          o a copy of each written client request for information on how PCG voted proxies on behalf of the client, and a copy of any written response by PCG to any (written or oral) client request for information on how PCG voted proxies on behalf of the requesting client.

          Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in PCG's office.

          In addition with respect to proxy voting records for The Pacific Corporate Group Private Equity Fund or any other fund registered under the Investment Company Act of 1940, PCG shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

          In lieu of keeping copies of proxy statements, PCG may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.



         These Proxy Voting Policies and Procedures will be reviewed on an annual basis.

ITEM 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not yet applicable.

ITEM 9.  Submissions of Matters to a Vote of Security Holders.

         Not applicable.

ITEM 10. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the registrant's internal control over financial reporting or in other factors that occurred during the registrant's last fiscal half year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. Exhibits.

     (a) (1)

     Exhibit 99 (a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

     (a) (2)

     Exhibit 99 (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act.

     (a) (3) Not applicable.

     (b) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund
            ----------------------------------------------------------------
By:/s/  Christopher J. Bower
----------------------------

Christopher J. Bower
President/Principal Executive Officer

Date: June 3, 2004



Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/  Christopher J. Bower
----------------------------

Christopher J. Bower
President/Principal Executive Officer

Date:  June 3, 2004


By:/s/  Philip M. Posner
------------------------

Philip M. Posner
Vice President, Treasurer and Secretary/Principal
Financial Officer

Date:  June 3, 2004